Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2016 and 2015, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2016	2015
Change in fair value of plan assets
Fair value at beginning of measurement period	$153,498	$160,598
Actual return on plan assets	19,256	(58)
Benefits paid	(5,707)	(7,042)
Fair value at end of measurement period	$167,047	$153,498
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$102,245	$109,328
Service cost	5,055	5,368
Interest cost	4,869	4,695
Actuarial loss (gains)	7,993	(10,104)
Benefits paid	(5,707)	(7,042)
Projected benefit obligation at the end of measurement period	$114,455	$102,245
Funded status at end of year (fair value of plan assets less benefit obligation)	$52,592	$51,253

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2016	2015
Equity securities	50% - 100%	84%	85%
Fixed income and cash equivalents	remaining balance	16%	15%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Discount rate	4.58%	4.88%	4.42%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	3.00%	3.00%
Ages 50 and over	3.00%	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2017	$6,924
2018	7,644
2019	7,875
2020	8,393
2021	9,503
2022-2026	48,058
Total	$88,397

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2016 and 2015.

(In thousands)	2016	2015
Prior service cost	$—	$—
Net actuarial loss	(22,677)	(23,618)
Total	(22,677)	(23,618)
Deferred taxes	7,937	8,267
Accumulated other comprehensive loss	$(14,740)	$(15,351)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2016, 2015 and 2014, components of net periodic benefit income and other amounts recognized in other comprehensive income (loss) were as follows:

(In thousands)	2016	2015	2014
Components of net periodic benefit income and other amounts recognized in other comprehensive income
Service cost	$(5,055)	$(5,368)	$(4,331)
Interest cost	(4,869)	(4,695)	(4,577)
Expected return on plan assets	10,950	11,420	10,869
Amortization of prior service cost	—	(15)	(19)
Recognized net actuarial loss	(773)	(637)	—
Net periodic benefit income	$253	$705	$1,942
Change to net actuarial gain (loss) for the period	$168	$(1,400)	$(14,276)
Amortization of prior service cost	—	15	19
Amortization of net loss	773	637	—
Total recognized in other comprehensive income (loss)	941	(748)	(14,257)
Total recognized in net benefit income and other comprehensive income (loss)	$1,194	$(43)	$(12,315)

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 are listed below:

	2016	2015	2014
Discount Rate	4.88%	4.42%	5.30%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.25%	7.25%	7.25%